Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000224746 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000224746 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224746 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000224746 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224746 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224746 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224746 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224746 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224746 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224746 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224746 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000224746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000224746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000224746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224746 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224746 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000224746 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000224746 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000224746 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224746 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224746 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224746 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000224746 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224746 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224746 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224746 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224746 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224744 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000224744 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224744 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000224744 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224744 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224744 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224744 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224744 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224744 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224744 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224744 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000224744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000224744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000224744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224744 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224744 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000224744 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000224744 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000224744 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224744 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224744 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224744 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000224744 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224744 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224744 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224744 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224745 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000224745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224745 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000224745 [Member] | Trip com Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224745 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224745 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224745 [Member] | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224745 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224745 [Member] | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224745 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224745 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000224745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000224745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000224745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000224745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224745 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224745 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000224745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000224745 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000224745 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000224745 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000224745 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224745 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000224745 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224745 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224745 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224745 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224748 [Member] | Phoenix Mills The Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224748 [Member] | Varun Beverages Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224748 [Member] | Marcopolo S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224748 [Member] | Mrs Bectors Food Specialities Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224748 [Member] | Genus Power Infrastructures Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224748 [Member] | Brigade Enterprises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224748 [Member] | PB Fintech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224748 [Member] | Asia Vital Components Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224748 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224748 [Member] | Thermax Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224748 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000224748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000224748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000224748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000224748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000224748 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000224748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000224748 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224748 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000224748 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000224748 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224748 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224748 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224748 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224748 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224748 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224748 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224748 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224748 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224749 [Member] | Phoenix Mills The Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224749 [Member] | Varun Beverages Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224749 [Member] | Marcopolo S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224749 [Member] | Mrs Bectors Food Specialities Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224749 [Member] | Genus Power Infrastructures Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224749 [Member] | Brigade Enterprises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224749 [Member] | PB Fintech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224749 [Member] | Asia Vital Components Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224749 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224749 [Member] | Thermax Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224749 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000224749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000224749 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000224749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000224749 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224749 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000224749 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224749 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000224749 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000224749 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224749 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000224749 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000224749 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224749 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224749 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224749 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000224749 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224749 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224749 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224749 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224749 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224751 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224751 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224751 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224751 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224751 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224751 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224751 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224751 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000224751 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000224751 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224751 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224751 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000224751 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000224751 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224751 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224751 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224751 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224751 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224751 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000224751 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000224751 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224751 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224751 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224751 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224751 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224751 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224751 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224754 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224754 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224754 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224754 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224754 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224754 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224754 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000224754 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000224754 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000224754 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224754 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224754 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000224754 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000224754 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224754 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224754 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224754 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224754 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224754 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000224754 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000224754 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224754 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224754 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224754 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224754 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224754 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224754 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224756 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000224756 [Member] | Deutsche Boerse A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224756 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000224756 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | Merck KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224756 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224756 [Member] | Daifuku Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224756 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224756 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000224756 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000224756 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000224756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224756 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000224756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224756 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224756 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000224756 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224756 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000224756 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224756 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224756 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000224756 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000224756 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000224756 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000224756 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224756 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224756 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224756 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224756 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224759 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224759 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224759 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224759 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224759 [Member] | FUJIFILM Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224759 [Member] | Chugai Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224759 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224759 [Member] | Japan Exchange Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224759 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224759 [Member] | EQT AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000224759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000224759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000224759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000224759 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224759 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224759 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224759 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224759 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000224759 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224759 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224759 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224759 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224759 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000224759 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000224759 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224759 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000224759 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224759 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224761 [Member] | Prysmian S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | Ivanhoe Mines Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224761 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224761 [Member] | FUJIFILM Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224761 [Member] | Chugai Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224761 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | Japan Exchange Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | EQT AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000224761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000224761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000224761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000224761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000224761 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224761 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224761 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224761 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000224761 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224761 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224761 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224761 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000224761 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000224761 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224761 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000224761 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224761 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228049 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228049 [Member] | Lonza Group A G REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228049 [Member] | Hannon Armstrong Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228049 [Member] | Bank Rakyat Indonesia Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228049 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228049 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228049 [Member] | Orsted A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228049 [Member] | QIAGEN N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228049 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228049 [Member] | ANSYS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228049 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000228049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000228049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000228049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000228049 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228049 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228049 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000228049 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000228049 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228049 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228049 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228049 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228049 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228049 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228049 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000228049 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228049 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%